Note 19 - Regulatory Matters	12 Months Ended
Dec. 31, 2014
Legal And Regulatory Matters [Abstract]
Legal And Regulatory Matters [Text Block]
(19)         REGULATORY MATTERS

The Bank is subject to various regulatory capital requirements administered by the OCC. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Bank and the consolidated financial statements. Under the regulatory capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines involving quantitative measures of the Bank’s assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification under the prompt corrective action guidelines are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total risk-based capital and Tier I capital to risk-weighted assets (as defined in the regulations), Tier I capital to adjusted total assets (as defined) and tangible capital to adjusted total assets (as defined). Management believes, as of December 31, 2014, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2014, the most recent notification from the OCC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as set forth in the table below. There are no conditions or events since that notification that management believes have changed the institution’s category.

The actual capital amounts and ratios are also presented in the following table. No amounts were deducted from capital for interest-rate risk in either year.

	Actual		Minimum For Capital Adequacy Purposes:		Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions:
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2014:

Total capital (to risk weighted assets)	$53,545	15.80%	$27,105	8.00%	$33,881	10.00%

Tier I capital (to risk weighted assets)	$49,302	14.55%	N/A		$20,329	6.00%

Tier I capital (to adjusted total assets)	$49,302	10.59%	$18,624	4.00%	$23,280	5.00%

Tangible capital (to adjusted total assets)	$49,302	10.59%	$6,984	1.50%	N/A

As of December 31, 2013:

Total capital (to risk weighted assets)	$51,780	16.11%	$25,713	8.00%	$32,141	10.00%

Tier I capital (to risk weighted assets)	$47,751	14.86%	N/A		$19,285	6.00%

Tier I capital (to adjusted total assets)	$47,751	10.89%	$17,534	4.00%	$21,917	5.00%

Tangible capital (to adjusted total assets)	$47,751	10.89%	$6,575	1.50%	N/A